Equity - Issued Capital (Details) - USD ($)				9 Months Ended	12 Months Ended
	Jan. 30, 2024	Aug. 25, 2022	Aug. 24, 2022	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	May 31, 2023	Dec. 31, 2022	Apr. 13, 2022
Equity - Issued Capital [Line Items]
Shares amount				610,395	610,395	610,303	210,000,000	189,499	7,503,678
Exercise price (in Dollars per share)	$ 1.55		$ 5.16
Pre funded warrants	1,416,354	1	3,220,338	896,276
Offering price (in Dollars per share)	$ 1.5499
Pre-funded warrant exercised	1
Remaining per share (in Dollars per share)	$ 0.0001
Warrants to purchase	1,903,225
Total consideration (in Dollars)	$ 2,949,857	$ 13,299,996	$ 13,299,996
Dividends paid, ordinary shares (in Dollars)			$ 275
Ordinary shares per share (in Dollars per share)
Share options granted	95,161		161,017
Fair value losses (in Dollars)					$ 2,982,480	$ 330,209
Issuance of shares	486,871
Exercise share				895,842	761,290
Exercised amount (in Dollars)				$ 52	$ 1,180,000
Nasdaq listing & IPO [Member]
Equity - Issued Capital [Line Items]
Shares amount			3,220,338
Nasdaq Via [Member]
Equity - Issued Capital [Line Items]
Shares amount			3,220,338
Warrants [member]
Equity - Issued Capital [Line Items]
Exercise price (in Dollars per share)			$ 5
Pre funded warrants	1,416,354			520,078
Pre-funded warrant exercised	1
Remaining per share (in Dollars per share)	$ 0.0001
Warrants to purchase	1,998,386
Fair value losses (in Dollars)					$ 1,269,276
Exercise share				520,078